Maturity of the lease liability (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities	[1]	₩ 594,161	₩ 1,104,259
Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		556,124	1,066,868
Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		24,131	23,616
Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		13,906	13,775
Less than 1 month
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		26,484	23,304
Less than 1 month | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		22,560	20,967
Less than 1 month | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		3,404	1,378
Less than 1 month | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		520	959
1~3 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		39,392	36,893
1~3 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		36,746	34,357
1~3 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		1,840	1,542
1~3 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		806	994
3~6 months
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		53,439	51,110
3~6 months | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		49,746	47,644
3~6 months | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		2,490	2,178
3~6 months | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		1,203	1,288
6 months ~ 1 year
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		96,853	92,393
6 months ~ 1 year | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		90,057	86,228
6 months ~ 1 year | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		4,765	4,108
6 months ~ 1 year | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		2,031	2,057
1~5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		308,909	871,586
1~5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		287,932	848,699
1~5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		11,632	14,410
1~5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		9,345	8,477
More than 5 years
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		69,084	28,973
More than 5 years | Real estate
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		69,083	28,973
More than 5 years | Vehicle
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		0	0
More than 5 years | Others
Disclosure of maturity analysis of lease liability [Line Items]
Lease liabilities		₩ 1	₩ 0

[1]	As of December 31, 2020, the Group accounts the lease liabilities as other liabilities. For the year ended December 31, 2020, the amount of variable lease payments that are not included in the measurement of lease liabilities is W 114 million, cash outflows from leases are W 788,532 million, and interest expense on lease liabilities is W 14,504 million.